Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 19, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000939934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

SIIT U.S. Managed Volatility Fund (Prospectus Summary): | SIIT U.S. Managed Volatility Fund
U.S. Managed Volatility Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund

Supplement dated December 19, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategy and the principal risks of the U.S. Managed Volatility Fund.

Change in Principal Investment Strategy and Principal Risks for the U.S. Managed Volatility Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the U.S. Managed Volatility Fund, the first paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants. The Fund may also, to a lesser extent, invest in ADRs and securities of non-U.S. companies.

In addition, under the heading "Principal Risks," in the Fund Summary for the U.S. Managed Volatility Fund, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

American Depositary Receipts (ADRs) Risk ���ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk ���The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

There are no other changes to the principal investment strategy or the principal risks for the U.S. Managed Volatility Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-762 (12/11)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
SIIT U.S. Managed Volatility Fund (Prospectus Summary): | SIIT U.S. Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Managed Volatility Fund
Supplement Text	ck0000939934_SupplementTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund

Supplement dated December 19, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategy and the principal risks of the U.S. Managed Volatility Fund.

Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategy and Principal Risks for the U.S. Managed Volatility Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the U.S. Managed Volatility Fund, the first paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants. The Fund may also, to a lesser extent, invest in ADRs and securities of non-U.S. companies.

Risk, Narrative	rr_RiskNarrativeTextBlock

In addition, under the heading "Principal Risks," in the Fund Summary for the U.S. Managed Volatility Fund, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

American Depositary Receipts (ADRs) Risk ���ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk ���The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

SupplementClosingTextBlock	ck0000939934_Supplementclosingtextblock	There are no other changes to the principal investment strategy or the principal risks for the U.S. Managed Volatility Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-762 (12/11)